Selling, general and administrative expenses (Tables)	12 Months Ended
Jun. 30, 2022
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	Year ended June 30,
(in € thousands)	2020	2021	2022
Personnel-related expenses	(50,910)	(133,710)	(122,695)
Thereof contributions to defined contribution plans	—	—	(34)
Rental and other facility-related expenses	(932)	(2,197)	(2,252)
IT expenses	(4,567)	(6,636)	(7,647)
Insurances and fees	(294)	(2,833)	(4,145)
Travel costs	(1,089)	(143)	(1,390)
IPO preparation and transaction costs (1)	(5,206)	(6,984)	—
Other transaction-related, certain legal and other expenses (2)	—	—	(2,493)
Consulting and other services	(1,625)	(2,140)	(4,342)
Other	(1,804)	(2,508)	(3,207)
Total Selling, general and administrative expenses	(66,427)	(157,151)	(148,172)